Note 2 - Basis of Presentation and Summary of Significant Accounting Policies - Condensed Financial Statements (Details) - USD ($) $ in Thousands	4 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 21, 2020	Sep. 30, 2019	Dec. 31, 2019
Operating revenues	$ 16,400		$ 8,223		$ 8,115
Oil and natural gas production	2,653		4,870		3,372
Production and ad valorem taxes	886		566		449
Exploration and abandonments	5,032		4		2,850
Depletion, depreciation and amortization	9,877		6,385		4,269
Accretion of discount on asset retirement obligations	51		89		72
General and administrative	2,775		4,840		8,682
Total operating costs and expenses	37,050		16,754		19,694
Loss from operations	(20,650)		(8,531)		(11,579)
Net loss	(16,429)		(85,034)		(11,579)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(16,429)		(85,034)		(11,579)
Exploration and abandonment expense	4,854		4		2,850
Depletion, depreciation and amortization	9,877		6,385		4,269
Accretion expense	51		89		72
Accounts receivable	(5,177)		844		70
Inventory and other current assets	(506)		(196)		(209)
Accounts payable and accrued liabilities	(1,990)		(2,694)		3,755
Net cash provided by (used in) operating activities	5,413		(4,102)		(772)
Additions to oil and natural gas properties	(64,947)		(49,364)		(60,998)
Changes in working capital associated with oil and natural gas property additions	(5,666)		7,348		24,682
Acquisitions of oil and natural gas properties	(1,181)		(3,338)		(10,918)
Issuance of notes receivable			(7,482)		(4,193)
Net cash used in investing activities	(71,939)		(67,886)		(51,434)
Contributions from partners			54,000		74,023
Net cash provided by financing activities	84,135		51,220		74,023
Net increase (decrease) in cash and cash equivalents	17,609		(20,768)		21,817
Cash and cash equivalents, beginning of period	1,943		22,711	$ 894	894
Cash and cash equivalents, end of period	19,552	$ 22,711	1,943		22,711
HighPeak II [Member]
Operating revenues		3,858		942
Oil and natural gas production		1,578		1,190
Production and ad valorem taxes		188		59
Exploration and abandonments		33		756
Depletion, depreciation and amortization		1,612		650
Accretion of discount on asset retirement obligations		34		86
General and administrative		6,159
Total operating costs and expenses		9,604		6,754
Loss from operations		(5,746)		(5,812)
Equity in losses of affiliate
Net loss		(5,746)		(5,705)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		(5,746)		(5,705)
Exploration and abandonment expense		33
Depletion, depreciation and amortization		1,612		650
Accretion expense		34
Equity in loss off affiliate
Accounts receivable		(1,355)
Inventory and other current assets		(88)
Accounts payable and accrued liabilities		3,010
Net cash provided by (used in) operating activities		(2,500)
Additions to oil and natural gas properties		(45,318)
Changes in working capital associated with oil and natural gas property additions		19,097
Acquisitions of oil and natural gas properties		(2,456)
Investment in affiliate
Issuance of notes receivable		(4,193)
Net cash used in investing activities		(32,870)
Contributions from partners		58,081
Net cash provided by financing activities		58,081
Net increase (decrease) in cash and cash equivalents		22,711
Cash and cash equivalents, beginning of period			22,711
Cash and cash equivalents, end of period		22,711			22,711
HighPeak I [Member]
Operating revenues					4,257
Oil and natural gas production					1,794
Production and ad valorem taxes					261
Exploration and abandonments					2,817
Depletion, depreciation and amortization					2,657
Accretion of discount on asset retirement obligations					38
General and administrative					2,523
Total operating costs and expenses					10,090
Loss from operations					(5,833)
Equity in losses of affiliate					(3,175)
Net loss					(9,008)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss					(9,008)
Exploration and abandonment expense					2,817
Depletion, depreciation and amortization					2,657
Accretion expense					38
Equity in loss off affiliate					3,175
Accounts receivable					1,425
Inventory and other current assets					(121)
Accounts payable and accrued liabilities					745
Net cash provided by (used in) operating activities					1,728
Additions to oil and natural gas properties					(15,687)
Changes in working capital associated with oil and natural gas property additions					5,585
Acquisitions of oil and natural gas properties					(8,462)
Investment in affiliate					(7,796)
Issuance of notes receivable
Net cash used in investing activities					(26,360)
Contributions from partners					23,738
Net cash provided by financing activities					23,738
Net increase (decrease) in cash and cash equivalents					(894)
Cash and cash equivalents, beginning of period				894	894
Cash and cash equivalents, end of period
HighPeak I and HighPeak II [Member]
Operating revenues					8,115
Oil and natural gas production					3,372
Production and ad valorem taxes					449
Exploration and abandonments					2,850
Depletion, depreciation and amortization					4,269
Accretion of discount on asset retirement obligations					72
General and administrative					8,682
Total operating costs and expenses					19,694
Loss from operations					(11,579)
Equity in losses of affiliate
Net loss					(11,579)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss					(11,579)
Exploration and abandonment expense					2,850
Depletion, depreciation and amortization					4,269
Accretion expense					72
Equity in loss off affiliate
Accounts receivable					70
Inventory and other current assets					(209)
Accounts payable and accrued liabilities					3,755
Net cash provided by (used in) operating activities					(772)
Additions to oil and natural gas properties					(61,005)
Changes in working capital associated with oil and natural gas property additions					24,682
Acquisitions of oil and natural gas properties					(10,918)
Investment in affiliate
Issuance of notes receivable					(4,193)
Net cash used in investing activities					(51,434)
Contributions from partners					74,023
Net cash provided by financing activities					74,023
Net increase (decrease) in cash and cash equivalents					21,817
Cash and cash equivalents, beginning of period			22,711	894	894
Cash and cash equivalents, end of period		22,711			22,711
HighPeak I and HighPeak II [Member] | Consolidation, Eliminations [Member]
Depletion, depreciation and amortization
Equity in losses of affiliate					3,175
Net loss					3,175
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss					3,175
Exploration and abandonment expense
Depletion, depreciation and amortization
Accretion expense
Equity in loss off affiliate					(3,175)
Accounts receivable
Inventory and other current assets
Accounts payable and accrued liabilities
Net cash provided by (used in) operating activities
Additions to oil and natural gas properties
Changes in working capital associated with oil and natural gas property additions
Acquisitions of oil and natural gas properties
Investment in affiliate					7,796
Issuance of notes receivable
Net cash used in investing activities					7,796
Contributions from partners					(7,796)
Net cash provided by financing activities					(7,796)
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period
Crude Oil Sales [Member]
Operating revenues	15,988		8,069		7,849
Crude Oil Sales [Member] | HighPeak II [Member]
Operating revenues		3,695		719
Crude Oil Sales [Member] | HighPeak I [Member]
Operating revenues					4,154
Crude Oil Sales [Member] | HighPeak I and HighPeak II [Member]
Operating revenues					7,849
Natural Gas and NGL Sales [Member]
Operating revenues	$ 412		$ 154		266
Natural Gas and NGL Sales [Member] | HighPeak II [Member]
Operating revenues		$ 163		$ 223
Natural Gas and NGL Sales [Member] | HighPeak I [Member]
Operating revenues					103
Natural Gas and NGL Sales [Member] | HighPeak I and HighPeak II [Member]
Operating revenues					$ 266